Unaudited Interim Condensed Consolidated Statement of Cash Flow - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss	$ (10,697)	$ (14,333)
Less: Net income from discontinued operation		6,921
Net loss from continuing operation	(10,697)	(21,254)
Adjustments:
Depreciation and amortization	106	2,399
Share-based compensation	2,054	14,472
Amortisation of right of use assets	268	256
Accretion of finance leases	19
Allowance for doubtful accounts-accounts receivable		189
Allowance for doubtful accounts-other receivable		800
Impairment of cryptocurrencies	81
Operating cash flows before movements in working capital	(8,169)	(3,138)
Changes in working capital:
Inventory	1,224	9,442
Accounts receivable	56	19,298
Other receivables	(12,321)	(110,435)
Amount due from related parties	23,916	(10,045)
Intangible assets	(350)	(837)
Accrued liabilities	(3,510)	(3,225)
Accounts payable	1,089	1,274
Tax payable	211	(47)
Other payables	(3,857)	7,199
Amount due to related parties	(1)	624
Lease liabilities	(269)	1,184
Net cash used in operating activities from continuing operations	(1,981)	(88,706)
Net cash used in in generating from discontinued operating activities		(15,611)
Net cash used in operating activities	(1,981)	(104,317)
Cash flows from investing activity:
Proceeds from disposal of property, equipment and software		132
Net cash generated from investing activity from continuing operations		132
Net cash generated from investing activity from discontinuing operations		1,465
Net cash generated from investing activities		1,597
Cash flows from financing activities:
Repayment of principle portion of lease liabilities	(288)
Proceeds from share issuance, net of issuance costs		18,483
Net cash generated from/(used in) financing activities	(288)	18,483
Net decrease on cash and cash equivalents	(2,269)	(84,237)
Cash and cash equivalents at beginning of the period	259,492	338,026
Effect of exchange rates on cash and cash equivalents	(7,339)	(6,443)
Less: cash and cash equivalents, from the discontinued operations		3,602
Cash and cash equivalents at end of the period	249,884	243,744
Supplemental cash flow information
Cash paid for income tax	$ 646	$ 1,061